March 16, 2009

BNY MELLON FUNDS TRUST
- BNY Mellon Mid Cap Stock Fund

Supplement to Prospectus
dated December 31, 2008
(Class M and Investor class shares)

Effective March 16, 2009, the following information supersedes and replaces any contrary information with respect to BNY Mellon Mid Cap Stock Fund contained in the section of the Trust’s Prospectus entitled “Management”:

Name of fund	Primary portfolio manager
BNY Mellon Mid Cap Stock Fund	Stephen A. Mozur

Biographical information

Stephen A. Mozur, CFA, has been a portfolio manager of the BNY Mellon Mid Cap Stock Fund, and a portfolio manager at Dreyfus, since December 2004. He became the primary portfolio manager of the Fund in March 2009. Mr. Mozur is also a vice president of The Bank of New York Mellon, which he joined in 2002.

The references concerning James C. Wadsworth in the section entitled “Management” are deleted because he is no longer a portfolio manager of BNY Mellon Mid Cap Stock Fund.

March 16, 2009

BNY MELLON FUNDS TRUST
- BNY Mellon Mid Cap Stock Fund

Supplement to Prospectus
dated December 31, 2008
(Dreyfus Premier Shares)

Effective March 16, 2009, the following information supersedes and replaces any contrary information with respect to BNY Mellon Mid Cap Stock Fund contained in the section of the Trust’s Prospectus entitled “Management”:

Name of fund	Primary portfolio manager
BNY Mellon Mid Cap Stock Fund	Stephen A. Mozur

Biographical information

Stephen A. Mozur, CFA, has been a portfolio manager of the BNY Mellon Mid Cap Stock Fund, and a portfolio manager at Dreyfus, since December 2004. He became the primary portfolio manager of the Fund in March 2009. Mr. Mozur is also a vice president of The Bank of New York Mellon, which he joined in 2002.

The references concerning James C. Wadsworth in the section entitled “Management” are deleted because he is no longer a portfolio manager of BNY Mellon Mid Cap Stock Fund.